Related Party Transactions - Additional Information (Detail) - CAD ($)	Sep. 15, 2017	Feb. 28, 2017
Related Party Transaction [Line Items]
Disposal of legacy beverage assets	$ 325,000	$ 26,195
Executive Employment Agreements [Member]
Related Party Transaction [Line Items]
Agreement termination period	Sep. 15, 2017
Severance obligation	$ 900,000